Related Party Transactions - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥) Loans	Mar. 31, 2023 JPY (¥) Loans
Related Party Transaction [Line Items]
Number of loans impaired | Loans	0	0
Related party loan	¥ 571,349	¥ 468,344
Related Party
Related Party Transaction [Line Items]
Related party loan	¥ 914,000	¥ 732,000